Consolidated Statements of Changes in Shareholder's Equity - USD ($)	Common Shares Class A	Common Shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Loss	Total Wah Fu Shareholders’ Equity	Non- controlling Interest	Total
Balance at Mar. 31, 2023		$ 44,401	$ 5,123,941	$ 867,530	$ 6,417,842	$ (752,391)	$ 11,701,323	$ 1,328,660	$ 13,029,983
Balance (in Shares) at Mar. 31, 2023		4,440,085
Common stock returned		$ (295)	295
Common stock returned (in Shares)		(29,526)
Net income					(55,288)		(55,288)	(321,572)	(376,860)
Foreign currency translation loss						(496,257)	(496,257)	2,370	(493,887)
Balance at Mar. 31, 2024		$ 44,106	5,124,236	867,530	6,362,554	(1,248,648)	11,149,778	1,009,458	12,159,236
Balance (in Shares) at Mar. 31, 2024		4,410,559
Redemption of Ordinary shares & reissue Class A shares	$ 14,880	$ (14,880)	14,880				14,880		14,880
Redemption of Ordinary shares & reissue Class A shares (in Shares)	1,488,000	(1,488,000)
Net income					(465,299)		(465,299)	92,451	(372,848)
Foreign currency translation loss						12,274	12,274	(43,989)	(31,715)
Balance at Mar. 31, 2025	14,880	$ 29,226	5,139,116	867,530	5,897,255	(1,236,374)	10,711,633	1,057,920	11,769,553
Balance (in Shares) at Mar. 31, 2025		2,922,559
Net income					(1,105,536)		(1,105,536)	175,619	(929,917)
Foreign currency translation loss						426,261	426,261	20,264	446,525
Balance at Mar. 31, 2026	$ 14,880	$ 29,226	$ 5,139,116	$ 867,530	$ 4,791,719	$ (810,113)	$ 10,032,358	$ 1,253,803	$ 11,286,161
Balance (in Shares) at Mar. 31, 2026	1,488,000	2,922,559